Pension and other postretirement benefits - Pension Benefits (Details) - Defined Benefit Pension Plans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Age requirement for future pension accruals			50 years
Projected benefit obligation change due to curtailments			$ (6,600)
Curtailment charge	$ 0	$ 1,235	263
Settlements	$ 0	$ 0	(4,701)
Projected benefit obligation change due to settlements			$ (19,573)